UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

March
Date of reporting period:
September 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Short Term Bond Fund
Class A / NSTRX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 35	0.68% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers,
LLC
.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Advisor Class / CMDRX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 22	0.43% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle)
is
the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Class C / NSTIX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 64	1.23% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Institutional Class / NSTMX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 22	0.43% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Institutional 2 Class / CCBRX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 19	0.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a
rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Institutional 3 Class / CSBYX
Semiannual Shareholder Report | September 30, 2024
This
semiannual shareholder report
contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 17	0.33% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,171,492,380
Total number of portfolio holdings	568
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by
a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Progress Residential Trust 07/20/2039 4.451%	1.3%
Wells Fargo Commercial Mortgage Trust 12/15/2034 6.019%	1.3%
SPGN TFLM Mortgage Trust 02/15/2039 6.647%	1.2%
OBX Trust 05/25/2064 6.233%	1.2%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.1%
ACHV ABS Trust 10/27/2031 5.430%	1.0%
Deephaven Residential Mortgage Trust 01/25/2067 2.205%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Bank of America Corp. 07/23/2029 4.271%	1.0%
OneMain Financial Issuance Trust 10/14/2034 4.890%	0.9%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short Term Bond Fund
Semiannual Financial Statements and Additional Information
September 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Term Bond Fund | 2024

Portfolio of Investments
September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 27.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	454,764	458,609
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	681,555	691,653
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	12,000,000	12,049,801
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	2,792,816	2,811,291
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	7,700,000	7,856,085
Series 2023-B Class A
09/15/2028	6.820%	7,835,000	7,993,822
Series 2023-X1 Class A
11/15/2028	7.110%	457,860	459,645
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,432,667
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,629,243
Series 2024-X1 Class A
05/15/2029	6.270%	3,251,171	3,264,857
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	1,200,000	1,229,769
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,535,309
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	4,300,000	4,286,504
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,725,000	2,743,574
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A3
01/18/2029	5.430%	8,225,000	8,368,123
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.013%	4,000,000	4,003,596
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.381%	7,432,916	7,437,368
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	289,317	288,351
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.840%	10,800,000	10,809,018
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.580%	1,402,912	1,402,905
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.780%	721,498	721,494
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.983%	5,000,000	5,002,885
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,733,975
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,148,754
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	1,308,547	1,276,456
CNH Equipment Trust
Series 2023-A Class A3
08/15/2028	4.810%	4,475,000	4,510,313
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	1,763,574	1,726,769
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class A
3-month Term SOFR + 1.272% Floor 1.010% 05/15/2031	6.390%	3,120,499	3,119,491
DT Auto Owner Trust(a)
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	2,827,737	2,800,605
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	8,000,000	7,810,402
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	1,375,000	1,393,888
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	6,390,000	6,410,164
FHF Issuer Trust(a)
Series 2024-2A Class A2
06/15/2030	5.890%	8,750,000	8,892,194
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	10,651,606
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	107,096	106,907
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	531,596	528,008
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,657,522
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	6.199%	4,150,000	4,150,722
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	1,500,000	1,489,020
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	1,546,524	1,532,815
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.691%	1,232,992	1,234,903
Magnetite XIX Ltd.(a),(b)
Series 2017-19A Class AR
3-month Term SOFR + 1.312% Floor 1.050% 04/17/2034	6.597%	10,000,000	10,002,500
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class A1R
3-month Term SOFR + 1.382% Floor 1.120% 07/25/2034	6.666%	2,553,324	2,557,792
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	1,163,836	1,170,305
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	2,150,000	2,186,231
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	1,061,120	1,028,584
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	2,624,425	2,692,105
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	857,877	834,670
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,836,778
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month Term SOFR + 1.332% Floor 1.070% 02/20/2034	6.460%	5,000,000	5,005,180
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	11,000,000	10,999,394
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,474,695	1,494,805
Series 2024-6 Class A
11/15/2031	6.093%	1,394,119	1,409,791
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	666,318	665,246
Series 2021-HG1 Class A
01/16/2029	1.220%	757,689	744,883
Series 2024-7 Class A
12/15/2031	6.117%	7,958,690	8,033,827
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	152,265
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,950,000	5,028,967
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	2,875,122	2,906,648
Series 2024-1 Class A
07/15/2031	6.660%	1,686,577	1,715,239
Series 2024-2 Class A
08/15/2031	6.319%	5,589,309	5,683,500
Series 2024-3 Class A
10/15/2031	6.258%	4,386,221	4,448,788
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.410%	1,108,201	1,115,267
PEAC Solutions Receivables LLC(a),(d),(e)
Series 2024-2A Class A2
04/20/2027	4.740%	10,200,000	10,198,932
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	802,149	804,470
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	7.040%	4,975,000	4,977,577
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,389,583	1,397,256
Series 2024-2A Class A
07/15/2031	5.880%	6,160,431	6,198,848
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,025,688	998,185
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	691,395	699,329
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.963%	10,000,000	10,009,590
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	10,000,000	9,951,501
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	6,825,000	6,948,277
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,227,977
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	3,000,000	3,027,864
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	412,392	397,833
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	1,405,266	1,408,838
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	323,724	320,364
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-ST6 Class A
01/20/2027	3.000%	315,860	311,917
Series 2021-ST10 Class A
01/20/2030	2.250%	662,413	657,853
Series 2021-ST3 Class A
05/20/2027	2.000%	334,840	329,024
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,672,921
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	11,005,000	10,828,922
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	4,000,000	3,921,599
Total Asset-Backed Securities — Non-Agency (Cost $313,526,124)			316,652,925

Commercial Mortgage-Backed Securities - Non-Agency 9.4%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.747% Floor 1.700% 05/15/2035	6.844%	9,100,000	9,046,488
Barclays Commercial Mortgage Trust
Series 2019-C5 Class ASB
11/15/2052	2.990%	3,668,560	3,569,277
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.711%	1,767,989	1,755,320
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.644%	8,500,000	8,494,688
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.509%	6,350,000	6,229,057
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,631,227
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194% Floor 1.080% 07/15/2038	6.291%	2,346,096	2,343,164
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ESH Class B
1-month Term SOFR + 1.494% Floor 1.380% 07/15/2038	6.591%	6,237,248	6,223,604
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.466%	1,850,000	1,835,287
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,897,757	1,856,744
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,408,304
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.411%	3,000,000	2,786,792
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.961%	1,125,000	975,187
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,483,103	6,450,500
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,252,314	15,176,931
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.647%	14,125,000	13,913,343
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
01/15/2059	3.560%	6,000,000	5,902,655
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	6.019%	16,055,000	14,714,770
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $111,209,309)			109,313,338

Corporate Bonds & Notes 31.8%

Aerospace & Defense 1.6%
BAE Systems PLC(a)
04/15/2030	3.400%	5,000,000	4,735,156
Boeing Co. (The)(a)
05/01/2029	6.298%	4,500,000	4,733,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L3Harris Technologies, Inc.
06/01/2029	5.050%	4,000,000	4,120,001
TransDigm, Inc.
11/15/2027	5.500%	104,000	103,651
01/15/2029	4.625%	93,000	89,897
TransDigm, Inc.(a)
08/15/2028	6.750%	465,000	479,044
03/01/2029	6.375%	762,000	785,909
United Technologies Corp.
11/16/2028	4.125%	4,000,000	3,987,816
Total			19,034,976
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	313,000	304,823
American Airlines, Inc.(a)
05/15/2029	8.500%	421,000	446,392
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	356,417	355,364
04/20/2029	5.750%	494,000	493,360
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	55,775	55,985
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	608,690
Total			2,264,614
Automotive 0.2%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	25,000	24,994
Ford Motor Credit Co. LLC
11/13/2025	3.375%	309,000	303,048
05/28/2027	4.950%	140,000	139,601
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	522,603	514,374
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	578,715
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	341,000	338,192
04/14/2028	6.875%	245,000	247,559
Total			2,146,483
Banking 8.6%
Bank of America Corp.(g)
07/23/2029	4.271%	11,500,000	11,466,071
Bank of Montreal(g)
09/10/2030	4.640%	3,335,000	3,370,412
Bank of New York Mellon Corp. (The)(g)
03/14/2030	4.975%	3,000,000	3,094,832
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(g)
09/19/2030	4.542%	10,000,000	10,012,990
Goldman Sachs Group, Inc. (The)(g)
04/23/2029	3.814%	10,000,000	9,803,300
HSBC Holdings PLC(g)
03/04/2030	5.546%	7,000,000	7,266,922
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	12,000,000	12,330,507
Morgan Stanley(g)
07/19/2030	5.042%	10,000,000	10,273,250
PNC Financial Services Group, Inc. (The)(g)
05/14/2030	5.492%	3,500,000	3,657,218
Royal Bank of Canada(g)
08/02/2030	4.969%	4,000,000	4,104,676
Toronto-Dominion Bank (The)
04/05/2029	4.994%	4,000,000	4,122,164
Truist Financial Corp.(g)
10/30/2029	7.161%	3,000,000	3,290,136
US Bancorp(g)
06/12/2029	5.775%	5,300,000	5,553,428
Wells Fargo & Co.(g)
10/23/2029	6.303%	9,500,000	10,158,433
Westpac Banking Corp.
04/16/2029	5.050%	2,150,000	2,233,780
Total			100,738,119
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	315,000	308,877
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	310,000	317,631
Total			626,508
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	275,000	264,687
11/15/2029	3.875%	220,000	205,714
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	555,577
James Hardie International Finance DAC(a)
01/15/2028	5.000%	472,000	467,577
Standard Industries, Inc.(a)
02/15/2027	5.000%	471,000	467,527
01/15/2028	4.750%	364,000	356,533
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	304,000	301,155
Total			2,618,770
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	76,851
05/01/2027	5.125%	794,000	780,971
02/01/2028	5.000%	272,000	264,666
06/01/2029	5.375%	97,000	93,431
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	3,500,000	3,623,236
Comcast Corp.
06/01/2029	5.100%	3,500,000	3,645,862
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	529,722
08/01/2027	5.000%	160,000	157,640
07/15/2028	4.000%	169,000	159,432
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	373,125
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	131,000	125,603
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	655,000	654,648
Total			10,485,187
Chemicals 0.4%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	138,950
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	142,948
INEOS Finance PLC(a)
05/15/2028	6.750%	73,000	73,825
04/15/2029	7.500%	239,000	249,824
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	247,000	264,289
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	189,424
LYB International Finance III LLC
10/01/2025	1.250%	2,271,000	2,194,752
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	420,000	400,875
11/15/2028	9.750%	319,000	340,664
WR Grace Holdings LLC(a)
06/15/2027	4.875%	607,000	598,104
Total			4,593,655
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	406,000	380,980
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	639,329
06/15/2029	6.625%	325,000	336,746
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	246,000	254,469
Total			1,611,524
Consumer Cyclical Services 0.2%
APX Group, Inc.(a)
02/15/2027	6.750%	215,000	215,591
Arches Buyer, Inc.(a)
06/01/2028	4.250%	383,000	352,230
ASGN, Inc.(a)
05/15/2028	4.625%	335,000	325,565
Match Group, Inc.(a)
12/15/2027	5.000%	159,000	157,181
06/01/2028	4.625%	510,000	495,866
Uber Technologies, Inc.(a)
01/15/2028	6.250%	275,000	278,031
Total			1,824,464
Consumer Products 0.2%
Acushnet Co.(a)
10/15/2028	7.375%	134,000	141,323
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	859,000	859,011
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a),(h)
10/15/2029	9.500%	228,000	228,141
Newell Brands, Inc.
06/01/2025	4.875%	145,000	144,192
09/15/2027	6.375%	145,000	147,002
Newell, Inc.(g)
04/01/2026	5.700%	330,000	330,835
Total			1,850,504
Diversified Manufacturing 0.3%
Carrier Global Corp.
02/15/2027	2.493%	1,500,000	1,449,289
Esab Corp.(a)
04/15/2029	6.250%	69,000	70,956
Gates Corp. (The)(a)
07/01/2029	6.875%	250,000	259,007
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	55,043
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	157,000	163,417
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	497,000	491,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	402,000	411,584
03/15/2029	6.375%	513,000	530,164
Total			3,431,332
Electric 3.0%
AEP Texas, Inc.
05/15/2029	5.450%	3,775,000	3,937,391
CenterPoint Energy, Inc.
03/01/2030	2.950%	3,500,000	3,231,909
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,062,000	1,042,339
Dominion Energy, Inc.
06/01/2028	4.250%	1,510,000	1,511,027
DTE Energy Co.
03/01/2029	5.100%	2,000,000	2,059,545
Duke Energy Corp.
01/05/2029	4.850%	2,000,000	2,041,719
Edison International
11/15/2028	5.250%	2,000,000	2,056,264
Eversource Energy
03/01/2028	5.450%	600,000	622,045
Exelon Corp.
03/15/2029	5.150%	2,400,000	2,487,380
FirstEnergy Transmission LLC(a)
01/15/2030	4.550%	4,500,000	4,539,392
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,000,000	2,030,609
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	310,000	301,888
09/15/2027	4.500%	160,000	156,325
01/15/2029	7.250%	269,000	283,542
NRG Energy, Inc.
01/15/2027	6.625%	130,000	130,042
01/15/2028	5.750%	418,000	421,065
PPL Capital Funding, Inc.
05/15/2026	3.100%	1,500,000	1,468,600
Southern Co. (The)
03/15/2028	1.750%	4,500,000	4,129,110
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	445,000	440,417
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	274,041
02/15/2027	5.625%	496,000	495,362
05/01/2029	4.375%	152,000	147,176
WEC Energy Group, Inc.
01/15/2028	4.750%	1,600,000	1,625,608
Total			35,432,796
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	239,000	232,982
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	298,000	296,965
Total			529,947
Finance Companies 0.3%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	123,000	128,588
06/15/2028	8.000%	256,000	274,575
04/15/2029	6.875%	219,000	227,983
Navient Corp.
10/25/2024	5.875%	149,000	148,880
06/25/2025	6.750%	159,000	160,021
OneMain Finance Corp.
01/15/2027	3.500%	149,000	142,384
09/15/2028	3.875%	357,000	331,118
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	215,000	215,008
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	161,000	164,040
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	826,814
03/01/2029	3.625%	191,000	179,710
Springleaf Finance Corp.
03/15/2026	7.125%	280,000	286,055
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	116,000	116,085
06/15/2027	5.750%	459,000	456,337
Total			3,657,598
Food and Beverage 1.6%
Bacardi Ltd./Bacardi-Martini BV(a)
01/15/2029	5.250%	4,500,000	4,612,977
Campbell Soup Co.
03/21/2029	5.200%	4,000,000	4,141,537
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	538,000	535,187
Diageo Capital PLC
10/24/2027	5.300%	2,000,000	2,074,165
Kraft Heinz Foods Co.
05/15/2027	3.875%	1,000,000	992,742
Mondelez International, Inc.
03/17/2027	2.625%	1,000,000	965,872
Post Holdings, Inc.(a)
01/15/2028	5.625%	249,000	251,148
12/15/2029	5.500%	211,000	209,494
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	245,000	234,841
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	195,000	194,719
Tyson Foods, Inc.
03/01/2029	4.350%	4,500,000	4,480,497
US Foods, Inc.(a)
09/15/2028	6.875%	403,000	420,129
Total			19,113,308
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	362,000	344,482
Churchill Downs, Inc.(a)
04/01/2027	5.500%	128,000	127,525
01/15/2028	4.750%	110,000	107,885
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	402,000	410,501
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	198,493
01/15/2027	6.250%	150,000	153,155
Scientific Games International, Inc.(a)
05/15/2028	7.000%	371,000	373,849
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	374,250
06/15/2025	4.625%	121,000	120,353
12/01/2026	4.250%	273,000	270,331
Total			2,480,824
Health Care 1.7%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	240,000	233,692
04/15/2029	5.000%	364,000	346,892
Avantor Funding, Inc.(a)
07/15/2028	4.625%	214,000	209,238
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	186,162
Becton Dickinson & Co.
06/07/2029	5.081%	1,300,000	1,342,801
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	216,000	214,959
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	410,000	403,249
Cigna Corp.
03/01/2027	3.400%	2,500,000	2,454,244
CVS Health Corp.
06/01/2029	5.400%	2,085,000	2,163,029
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Encompass Health Corp.
02/01/2028	4.500%	83,000	81,461
GE HealthCare Technologies, Inc.
08/14/2029	4.800%	3,300,000	3,362,138
HCA, Inc.
04/01/2031	5.450%	4,500,000	4,687,490
HealthSouth Corp.
09/15/2025	5.750%	51,000	50,871
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	433,907
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	118,000	121,683
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	301,054
10/01/2029	5.250%	544,000	533,777
Select Medical Corp.(a)
08/15/2026	6.250%	1,051,000	1,057,685
Tenet Healthcare Corp.
02/01/2027	6.250%	972,000	973,728
11/01/2027	5.125%	384,000	382,863
Total			19,540,923
Healthcare Insurance 1.0%
Centene Corp.
02/15/2030	3.375%	5,000,000	4,607,565
Elevance Health, Inc.
06/15/2029	5.150%	3,000,000	3,111,544
UnitedHealth Group, Inc.
01/15/2030	4.800%	3,850,000	3,964,421
Total			11,683,530
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	152,000	155,211
01/15/2028	5.750%	89,000	90,491
Total			245,702
Independent Energy 0.7%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	153,659
Civitas Resources, Inc.(a)
07/01/2028	8.375%	448,000	468,198
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	409,000	409,508
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	270,000	269,724
02/01/2029	5.750%	401,000	390,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(a)
04/15/2028	6.875%	582,000	591,584
Occidental Petroleum Corp.
08/01/2029	5.200%	4,500,000	4,573,860
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	308,870
SM Energy Co.
01/15/2027	6.625%	234,000	234,160
SM Energy Co.(a)
08/01/2029	6.750%	257,000	258,014
Southwestern Energy Co.
02/01/2029	5.375%	188,000	187,233
Total			7,845,230
Integrated Energy 0.2%
BP Capital Markets America, Inc.
10/17/2029	4.970%	2,575,000	2,657,557
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	423,000	407,370
Carnival Corp.(a)
03/01/2026	7.625%	224,000	226,231
03/01/2027	5.750%	652,000	660,508
08/01/2028	4.000%	210,000	202,721
05/01/2029	6.000%	183,000	185,199
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	75,722
10/01/2028	6.500%	576,000	583,410
Cinemark USA, Inc.(a)
07/15/2028	5.250%	537,000	527,952
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	854,312
03/15/2026	5.625%	200,000	199,598
NCL Corp., Ltd.(a)
03/15/2026	5.875%	212,000	212,040
02/15/2027	5.875%	339,000	340,022
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	303,000	299,492
08/31/2026	5.500%	275,000	277,698
04/01/2028	5.500%	172,000	174,160
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	517,000	513,573
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	37,000	37,032
Viking Cruises Ltd.(a)
09/15/2027	5.875%	222,000	221,619
02/15/2029	7.000%	419,000	424,193
Total			6,422,852
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.4%
Corebridge Global Funding(a)
06/24/2029	5.200%	3,500,000	3,610,592
Five Corners Funding Trust II(a)
05/15/2030	2.850%	4,000,000	3,695,661
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	3,500,000	3,586,565
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,697,000	2,682,488
Principal Life Global Funding II(a)
01/25/2029	5.100%	3,000,000	3,090,999
Total			16,666,305
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	132,000	131,881
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	237,000	227,465
Total			359,346
Media and Entertainment 0.4%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	204,000	216,879
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	373,000	366,681
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	114,000	113,265
01/15/2029	4.250%	381,000	362,880
Univision Communications, Inc.(a)
06/01/2027	6.625%	135,000	135,411
08/15/2028	8.000%	104,000	106,363
Warnermedia Holdings, Inc.
03/15/2029	4.054%	3,500,000	3,315,819
Total			4,617,298
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	215,000	214,779
04/15/2029	3.750%	407,000	380,142
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	782,648
04/01/2029	6.125%	145,000	147,128
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	170,000	164,577
Novelis Corp.(a)
11/15/2026	3.250%	432,000	417,504
Total			2,106,778
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.8%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	280,000	280,462
01/15/2028	5.750%	272,000	272,338
06/15/2029	5.375%	75,000	74,305
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	51,000	51,119
03/15/2029	8.625%	297,000	312,689
Enbridge, Inc.
04/05/2029	5.300%	3,315,000	3,434,843
Energy Transfer LP
07/01/2029	5.250%	3,750,000	3,865,669
Enterprise Products Operating LLC
10/16/2028	4.150%	1,000,000	999,541
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	332,597
06/01/2027	7.500%	140,000	144,193
04/01/2029	6.375%	247,000	255,201
EQM Midstream Partners LP
12/01/2026	4.125%	178,000	175,567
NuStar Logistics LP
10/01/2025	5.750%	680,000	680,439
06/01/2026	6.000%	256,000	257,709
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	3,000,000	2,853,134
Sunoco LP(a)
05/01/2029	7.000%	106,000	110,813
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	185,000	192,045
Sunoco LP/Finance Corp.
05/15/2029	4.500%	195,000	187,304
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	110,000	103,953
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	346,000	360,705
02/01/2029	9.500%	308,000	346,280
Western Midstream Operating LP
01/15/2029	6.350%	2,500,000	2,654,665
Williams Companies, Inc. (The)
03/15/2029	4.900%	3,500,000	3,557,034
Total			21,502,605
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	3,750,000	3,883,429
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	77,000	77,272
04/01/2028	6.250%	130,000	130,611
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	437,000	452,443
Nabors Industries, Inc.(a)
05/15/2027	7.375%	150,000	150,358
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	150,000	154,532
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	280,000	282,525
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	66,000	67,971
Total			1,315,712
Other Industry 0.1%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	438,046
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	415,000	403,500
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	199,000	205,016
Total			1,046,562
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	239,000	238,463
02/01/2027	4.250%	769,000	749,679
06/15/2029	4.750%	131,000	128,011
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	554,000	552,882
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	237,000	248,047
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	427,428
Total			2,344,510
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	335,000	337,315
09/01/2028	3.250%	225,000	206,012
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	221,155
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	173,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
02/01/2028	6.125%	577,000	586,807
04/15/2029	5.000%	75,000	73,880
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	959,000	954,032
Total			2,552,933
Pharmaceuticals 1.2%
AbbVie, Inc.
03/15/2029	4.800%	3,000,000	3,086,794
Amgen, Inc.
03/02/2028	5.150%	4,000,000	4,120,441
Astrazeneca Finance LLC
02/26/2029	4.850%	1,090,000	1,123,760
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	151,000	147,664
Bristol-Myers Squibb Co.
02/22/2029	4.900%	2,000,000	2,067,178
Organon Finance 1 LLC(a)
04/30/2028	4.125%	145,000	139,368
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	3,000,000	3,044,396
Total			13,729,601
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	138,870
10/15/2027	6.750%	317,000	315,893
04/15/2028	6.750%	635,000	645,174
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	425,956
AssuredPartners, Inc.(a)
01/15/2029	5.625%	155,000	149,363
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	78,000	74,591
Total			1,749,847
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	3,200,000	2,962,119
Refining 0.0%
HF Sinclair Corp.
04/15/2027	6.375%	241,000	245,106
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	400,000	389,361
06/15/2029	6.125%	648,000	666,140
09/15/2029	5.625%	125,000	126,789
Total			1,182,290
Retailers 0.1%
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	133,594
01/15/2030	6.375%	45,000	45,739
Hanesbrands, Inc.(a)
05/15/2026	4.875%	250,000	247,730
L Brands, Inc.
02/01/2028	5.250%	188,000	187,539
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	82,000	78,777
Lithia Motors, Inc.(a)
06/01/2029	3.875%	205,000	191,377
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	417,000	399,767
02/15/2029	7.750%	64,000	63,131
Total			1,347,654
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	248,000	250,553
02/15/2028	5.875%	93,000	93,300
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	295,145
Total			638,998
Technology 1.9%
Block, Inc.
06/01/2026	2.750%	301,000	291,733
Broadcom, Inc.
11/15/2031	5.150%	4,500,000	4,664,784
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	577,400
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	42,000	43,698
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	287,000	293,466
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	155,000	157,754
Entegris, Inc.(a)
04/15/2028	4.375%	235,000	226,863
05/01/2029	3.625%	239,000	223,441
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	250,000	230,569
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	210,000	196,330
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	388,031
03/15/2028	5.250%	536,000	533,913
07/15/2028	5.000%	84,000	82,850
02/15/2029	7.000%	122,000	127,087
Microchip Technology, Inc.
03/15/2029	5.050%	3,065,000	3,147,552
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	276,000	303,853
NCR Corp.(a)
10/01/2028	5.000%	580,000	569,075
04/15/2029	5.125%	21,000	20,540
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	161,000	157,615
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	140,823
NXP BV/Funding LLC
12/01/2028	5.550%	3,500,000	3,633,124
Open Text Corp.(a)
02/15/2028	3.875%	139,000	132,699
Oracle Corp.
03/25/2028	2.300%	4,500,000	4,223,601
Picard Midco, Inc.(a)
03/31/2029	6.500%	908,000	903,696
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	558,086
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	280,034
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	376,000	347,365
Total			22,455,982
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	94,000	93,546
03/01/2029	5.375%	205,000	191,657
ERAC USA Finance LLC(a)
02/15/2029	5.000%	2,500,000	2,574,794
Total			2,859,997
Wireless 0.1%
American Tower Corp.
01/31/2028	1.500%	1,000,000	911,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
02/15/2027	3.875%	230,000	224,088
Total			1,135,539
Wirelines 0.6%
AT&T, Inc.
03/01/2029	4.350%	4,500,000	4,525,759
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	266,064
Iliad Holding SAS(a)
10/15/2026	6.500%	413,000	417,278
10/15/2028	7.000%	100,000	101,785
Verizon Communications, Inc.
03/22/2028	2.100%	2,000,000	1,865,834
Total			7,176,720
Total Corporate Bonds & Notes (Cost $364,291,572)			372,715,734

Foreign Government Obligations(i) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	582,699
11/15/2028	8.500%	247,000	263,987
Total			846,686
Total Foreign Government Obligations (Cost $860,067)			846,686

Residential Mortgage-Backed Securities - Agency 0.9%

Federal Home Loan Mortgage Corp.
10/01/2024- 09/01/2039	4.500%	5,457,993	5,472,723
03/01/2025- 04/01/2026	4.000%	1,218	1,214
11/01/2025	3.500%	290	287
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.223% Cap 9.231% 03/01/2034	6.514%	80,049	82,135
12-month Term SOFR + 1.735% Cap 10.860% 07/01/2036	7.610%	1,106	1,123
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	7.267%	14,888	15,485
Federal National Mortgage Association
06/01/2025- 06/01/2026	4.000%	881	877
12/01/2025- 09/01/2026	3.500%	6,914	6,847
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.720%	4,778	4,854
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	4.625%	3,652	3,654
Government National Mortgage Association
08/15/2037	7.500%	10,340	10,567
Uniform Mortgage-Backed Security TBA(h)
10/17/2039	4.500%	5,250,000	5,265,517
Total Residential Mortgage-Backed Securities - Agency (Cost $10,860,173)			10,865,283

Residential Mortgage-Backed Securities - Non-Agency 26.5%

A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	7,508,579	7,654,013
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	6,975,522	7,016,631
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	304,226	279,155
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,040,656
CMO Series 2021-8 Class A1
11/25/2066	1.820%	6,202,265	5,560,086
CMO Series 2024-7 Class A1
05/25/2069	5.621%	2,932,111	2,953,521
CMO Series 2024-8 Class A1
05/27/2069	5.338%	4,435,090	4,454,924
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	74,922	74,878
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.824%	41,301	36,395
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	334,189	321,768
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,340,212	2,182,126
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,416,653	4,487,265
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	8,995,391	9,138,918
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	9,799,824	9,912,235
BRAVO Residential Funding Trust(a)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	3,495,197	3,514,689
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	57,017	55,403
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	64,628
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	5,283,538	5,072,949
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,801,360	1,794,758
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	948,448	941,795
COLT Mortgage Loan Trust(a),(c)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	2,405,256	2,427,364
CMO Series 2024-3 Class A1
06/25/2069	6.393%	9,706,045	9,901,447
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	7,383,906	7,440,679
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,496,764	1,239,241
CMO Series 2021-RPL1 Class A1
09/27/2060	4.055%	3,480,918	3,468,642
Cross Mortgage Trust(a),(c)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,708,682	1,733,578
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	6,530,368	6,644,135
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	990,357	959,602
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.061%	2,685,842	2,670,742
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,432,112	3,520,789
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,807,140	4,314,793
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	12,802,918	11,721,266
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eagle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.330%	933,313	934,012
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.930%	790,521	795,054
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	6.230%	2,418,748	2,409,768
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,716,733	2,557,233
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,278,241	3,277,883
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	734,963	682,571
HOMES Trust(a),(c)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	10,000,000	10,022,231
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	5,912,802	5,899,979
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	2,162,738	1,870,276
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.463%	8,425,000	8,425,000
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2025	5.500%	7,009	5,951
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.842%	4,294	3,531
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	2,609,597	2,651,360
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,747,364	4,781,153
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	666,342	639,390
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	3,721,303	3,765,553
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	6.244%	17,365	16,407
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	1,081,080	1,028,594
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	696,383	683,333
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	376,857	361,511
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	2,382,890	2,437,736
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	8,742,852	8,831,098
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	4,782,917	4,870,885
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,972,214	1,987,255
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	13,547,209	13,796,878
OBX Trust(a),(g)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	4,091,623	4,074,354
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	627,662	578,924
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	4.867%	5,312,127	5,303,976
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	2,709,133	2,689,557
CMO Series 2021-3 Class A1
04/25/2026	4.867%	1,918,021	1,907,248
CMO Series 2021-9 Class A1
10/25/2026	2.363%	4,447,513	4,448,000
PRET LLC(a),(c)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,288,661	1,300,624
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	5,221,822	5,327,809
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2021-NPL2 Class A1
06/27/2060	4.992%	1,317,485	1,308,677
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	6,311,662	6,249,186
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	3,569,991	3,547,972
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	11,633,941	10,332,582
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	1,330,870	1,230,753
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,679,986	5,553,256
PRPM Trust(a),(c)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,961,790	1,978,299
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	4,164,767	4,221,876
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,985,864	2,017,585
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	828,424	834,354
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	529,979	490,401
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,020,288	990,993
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	268,310	252,883
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,093,118
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	2,949,051	2,834,674
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,695,881	1,679,093
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NPL4 Class A1
03/27/2051	5.240%	1,804,041	1,800,070
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	879,368	875,782
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	4,403,501	4,385,656
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	3,830,000	3,802,043
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	4.000%	1,050,967	1,046,166
CMO Series 2020-2 Class A1
05/25/2060	3.226%	19,383	19,305
CMO Series 2021-8 Class A3
11/25/2066	2.491%	7,160,867	6,461,041
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	2,785,766	2,772,500
CMO Series 2023-6 Class A2
09/25/2068	6.939%	918,469	935,648
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,525,865	3,579,441
CMO Series 2024-1 Class A1
01/25/2069	5.712%	3,719,318	3,746,351
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	2,161,168	2,195,521
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	481,405	465,336
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	2,434,854	2,297,202
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.473%	53,561	51,952
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $314,536,140)			310,013,921

U.S. Treasury Obligations 1.0%

U.S. Treasury
08/31/2025	0.250%	12,075,000	11,665,582
Total U.S. Treasury Obligations (Cost $11,620,797)			11,665,582

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(j),(k)	28,418,611	28,415,769
Total Money Market Funds (Cost $28,410,027)		28,415,769
Total Investments in Securities (Cost: $1,155,314,209)		1,160,489,238
Other Assets & Liabilities, Net		11,003,142
Net Assets		1,171,492,380
At September 30, 2024, securities and/or cash totaling $2,205,162 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,612	12/2024	USD	335,686,407	651,081	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(340)	12/2024	USD	(37,360,156)	66,934	—
U.S. Treasury 5-Year Note	(1,250)	12/2024	USD	(137,353,516)	—	(246,014)
Total					66,934	(246,014)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $799,745,024, which represents 68.27% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2024, the total value of these securities amounted to $10,198,932, which represents 0.87% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	37,414,611	304,494,164	(313,495,406)	2,400	28,415,769	(5,425)	849,254	28,418,611
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Portfolio of Investments (continued)
September 30, 2024 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	306,453,993	10,198,932	316,652,925
Commercial Mortgage-Backed Securities - Non-Agency	—	109,313,338	—	109,313,338
Corporate Bonds & Notes	—	372,715,734	—	372,715,734
Foreign Government Obligations	—	846,686	—	846,686
Residential Mortgage-Backed Securities - Agency	—	10,865,283	—	10,865,283
Residential Mortgage-Backed Securities - Non-Agency	—	310,013,921	—	310,013,921
U.S. Treasury Obligations	—	11,665,582	—	11,665,582
Money Market Funds	28,415,769	—	—	28,415,769
Total Investments in Securities	28,415,769	1,121,874,537	10,198,932	1,160,489,238
Investments in Derivatives
Asset
Futures Contracts	718,015	—	—	718,015
Liability
Futures Contracts	(246,014)	—	—	(246,014)
Total	28,887,770	1,121,874,537	10,198,932	1,160,961,239
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,126,904,182)	$1,132,073,469
Affiliated issuers (cost $28,410,027)	28,415,769
Cash	144,342
Margin deposits on:
Futures contracts	2,205,162
Receivable for:
Investments sold	22,543
Capital shares sold	16,383,127
Dividends	145,315
Interest	7,286,813
Foreign tax reclaims	2,670
Variation margin for futures contracts	583,827
Expense reimbursement due from Investment Manager	10,312
Prepaid expenses	9,448
Other assets	84,462
Total assets	1,187,367,259
Liabilities
Payable for:
Investments purchased	2,880,422
Investments purchased on a delayed delivery basis	5,515,929
Capital shares redeemed	1,877,836
Distributions to shareholders	4,540,698
Variation margin for futures contracts	592,950
Management services fees	40,273
Distribution and/or service fees	6,134
Transfer agent fees	78,555
Compensation of chief compliance officer	83
Compensation of board members	2,248
Other expenses	52,369
Deferred compensation of board members	287,382
Total liabilities	15,874,879
Net assets applicable to outstanding capital stock	$1,171,492,380
Represented by
Paid in capital	1,209,459,925
Total distributable earnings (loss)	(37,967,545)
Total - representing net assets applicable to outstanding capital stock	$1,171,492,380
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
September 30, 2024 (Unaudited)
Class A
Net assets	$262,593,570
Shares outstanding	26,624,620
Net asset value per share	$9.86
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.96
Advisor Class
Net assets	$70,418,513
Shares outstanding	7,149,685
Net asset value per share	$9.85
Class C
Net assets	$12,157,889
Shares outstanding	1,235,365
Net asset value per share	$9.84
Institutional Class
Net assets	$476,563,394
Shares outstanding	48,385,944
Net asset value per share	$9.85
Institutional 2 Class
Net assets	$53,464,106
Shares outstanding	5,436,182
Net asset value per share	$9.83
Institutional 3 Class
Net assets	$296,294,908
Shares outstanding	30,102,576
Net asset value per share	$9.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Statement of Operations
Six Months Ended September 30, 2024 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$849,254
Interest	24,974,099
Interfund lending	4,011
Total income	25,827,364
Expenses:
Management services fees	2,141,244
Distribution and/or service fees
Class A	295,042
Class C	44,135
Class R	54
Transfer agent fees
Class A	118,644
Advisor Class	26,537
Class C	5,542
Institutional Class	191,424
Institutional 2 Class	11,183
Institutional 3 Class	7,456
Class R	12
Custodian fees	9,740
Printing and postage fees	29,267
Registration fees	91,833
Accounting services fees	21,282
Legal fees	10,009
Compensation of chief compliance officer	82
Compensation of board members	9,996
Deferred compensation of board members	27,551
Other	12,039
Total expenses	3,053,072
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(690,102)
Fees waived by transfer agent
Institutional 2 Class	(3,379)
Institutional 3 Class	(7,456)
Total net expenses	2,352,135
Net investment income	23,475,229
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(308,085)
Investments — affiliated issuers	(5,425)
Futures contracts	(991,927)
Net realized loss	(1,305,437)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	21,844,582
Investments — affiliated issuers	2,400
Futures contracts	885,295
Net change in unrealized appreciation (depreciation)	22,732,277
Net realized and unrealized gain	21,426,840
Net increase in net assets resulting from operations	$44,902,069
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Statement of Changes in Net Assets

	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations
Net investment income	$23,475,229	$31,428,622
Net realized loss	(1,305,437)	(11,587,520)
Net change in unrealized appreciation (depreciation)	22,732,277	26,806,351
Net increase in net assets resulting from operations	44,902,069	46,647,453
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,119,734)	(8,091,732)
Advisor Class	(1,224,320)	(1,706,768)
Class C	(209,076)	(319,587)
Institutional Class	(8,851,090)	(8,439,933)
Institutional 2 Class	(958,306)	(1,103,797)
Institutional 3 Class	(6,514,145)	(12,512,394)
Class R	(336)	(42,333)
Total distributions to shareholders	(22,877,007)	(32,216,544)
Increase (decrease) in net assets from capital stock activity	298,097,319	(98,608,423)
Total increase (decrease) in net assets	320,122,381	(84,177,514)
Net assets at beginning of period	851,369,999	935,547,513
Net assets at end of period	$1,171,492,380	$851,369,999
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	September 30, 2024 (Unaudited)		March 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	7,346,261	71,638,370	6,362,569	60,581,182
Distributions reinvested	492,346	4,792,689	784,121	7,453,702
Shares redeemed	(3,667,745)	(35,684,655)	(7,157,235)	(67,995,859)
Net increase (decrease)	4,170,862	40,746,404	(10,545)	39,025
Advisor Class
Shares sold	3,207,458	31,281,866	1,706,901	16,202,967
Distributions reinvested	100,283	976,126	117,749	1,118,427
Shares redeemed	(655,512)	(6,360,635)	(1,617,670)	(15,355,307)
Net increase	2,652,229	25,897,357	206,980	1,966,087
Class C
Shares sold	388,537	3,769,618	334,475	3,171,322
Distributions reinvested	21,278	206,689	33,063	313,506
Shares redeemed	(173,059)	(1,680,795)	(455,614)	(4,308,821)
Net increase (decrease)	236,756	2,295,512	(88,076)	(823,993)
Institutional Class
Shares sold	24,186,347	234,773,559	22,039,295	210,242,129
Distributions reinvested	765,695	7,449,643	749,026	7,116,676
Shares redeemed	(5,988,454)	(58,059,403)	(13,151,844)	(125,123,287)
Net increase	18,963,588	184,163,799	9,636,477	92,235,518
Institutional 2 Class
Shares sold	2,284,493	22,238,313	1,572,152	14,967,842
Distributions reinvested	97,372	945,996	116,264	1,103,742
Shares redeemed	(416,635)	(4,041,494)	(533,585)	(5,067,127)
Net increase	1,965,230	19,142,815	1,154,831	11,004,457
Institutional 3 Class
Shares sold	4,626,780	45,072,461	6,841,866	64,789,807
Distributions reinvested	84,590	822,551	153,124	1,452,844
Shares redeemed	(2,039,556)	(19,829,567)	(28,389,273)	(268,249,022)
Net increase (decrease)	2,671,814	26,065,445	(21,394,283)	(202,006,371)
Class R
Shares sold	—	—	9,128	86,723
Distributions reinvested	—	—	4,141	39,304
Shares redeemed	(22,282)	(214,013)	(119,198)	(1,149,173)
Net decrease	(22,282)	(214,013)	(105,929)	(1,023,146)
Total net increase (decrease)	30,638,197	298,097,319	(10,600,545)	(98,608,423)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

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Columbia Short Term Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 9/30/2024 (Unaudited)	$9.65	0.22	0.20	0.42	(0.21)	(0.21)
Year Ended 3/31/2024	$9.47	0.36	0.19	0.55	(0.37)	(0.37)
Year Ended 3/31/2023	$9.75	0.25	(0.28)	(0.03)	(0.25)	(0.25)
Year Ended 3/31/2022	$10.11	0.12	(0.35)	(0.23)	(0.13)	(0.13)
Year Ended 3/31/2021	$9.37	0.18	0.73	0.91	(0.17)	(0.17)
Year Ended 3/31/2020	$9.98	0.26	(0.54)	(0.28)	(0.33)	(0.33)
Advisor Class
Six Months Ended 9/30/2024 (Unaudited)	$9.64	0.23	0.21	0.44	(0.23)	(0.23)
Year Ended 3/31/2024	$9.46	0.38	0.19	0.57	(0.39)	(0.39)
Year Ended 3/31/2023	$9.74	0.26	(0.27)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.10	0.14	(0.35)	(0.21)	(0.15)	(0.15)
Year Ended 3/31/2021	$9.36	0.20	0.74	0.94	(0.20)	(0.20)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Class C
Six Months Ended 9/30/2024 (Unaudited)	$9.63	0.19	0.21	0.40	(0.19)	(0.19)
Year Ended 3/31/2024	$9.45	0.31	0.19	0.50	(0.32)	(0.32)
Year Ended 3/31/2023	$9.73	0.19	(0.28)	(0.09)	(0.19)	(0.19)
Year Ended 3/31/2022	$10.08	0.07	(0.35)	(0.28)	(0.07)	(0.07)
Year Ended 3/31/2021	$9.35	0.12	0.72	0.84	(0.11)	(0.11)
Year Ended 3/31/2020	$9.96	0.20	(0.54)	(0.34)	(0.27)	(0.27)
Institutional Class
Six Months Ended 9/30/2024 (Unaudited)	$9.64	0.23	0.21	0.44	(0.23)	(0.23)
Year Ended 3/31/2024	$9.46	0.39	0.18	0.57	(0.39)	(0.39)
Year Ended 3/31/2023	$9.74	0.27	(0.28)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.09	0.15	(0.35)	(0.20)	(0.15)	(0.15)
Year Ended 3/31/2021	$9.36	0.20	0.73	0.93	(0.20)	(0.20)
Year Ended 3/31/2020	$9.96	0.29	(0.53)	(0.24)	(0.36)	(0.36)
Institutional 2 Class
Six Months Ended 9/30/2024 (Unaudited)	$9.63	0.24	0.19	0.43	(0.23)	(0.23)
Year Ended 3/31/2024	$9.45	0.39	0.19	0.58	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.27	(0.27)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.08	0.16	(0.35)	(0.19)	(0.16)	(0.16)
Year Ended 3/31/2021	$9.35	0.21	0.72	0.93	(0.20)	(0.20)
Year Ended 3/31/2020	$9.95	0.29	(0.52)	(0.23)	(0.37)	(0.37)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2024 (Unaudited)	$9.86	4.44%	0.82%	0.68%	4.45%	34%	$262,594
Year Ended 3/31/2024	$9.65	5.93%	0.86%	0.70% (c)	3.83%	81%	$216,785
Year Ended 3/31/2023	$9.47	(0.31% )	0.84%	0.72% (c)	2.61%	35%	$212,800
Year Ended 3/31/2022	$9.75	(2.33% )	0.84%	0.74% (c)	1.22%	96%	$232,895
Year Ended 3/31/2021	$10.11	9.77%	0.85%	0.77% (c)	1.77%	173%	$240,561
Year Ended 3/31/2020	$9.37	(2.94% )	0.85%	0.78% (c)	2.61%	169%	$216,266
Advisor Class
Six Months Ended 9/30/2024 (Unaudited)	$9.85	4.57%	0.57%	0.43%	4.72%	34%	$70,419
Year Ended 3/31/2024	$9.64	6.20%	0.61%	0.45% (c)	4.08%	81%	$43,361
Year Ended 3/31/2023	$9.46	(0.07% )	0.59%	0.47% (c)	2.79%	35%	$40,585
Year Ended 3/31/2022	$9.74	(2.09% )	0.59%	0.49% (c)	1.43%	96%	$69,029
Year Ended 3/31/2021	$10.10	10.06%	0.60%	0.52% (c)	2.03%	173%	$7,409
Year Ended 3/31/2020	$9.36	(2.60% )	0.60%	0.53% (c)	2.87%	169%	$7,103
Class C
Six Months Ended 9/30/2024 (Unaudited)	$9.84	4.15%	1.37%	1.23%	3.91%	34%	$12,158
Year Ended 3/31/2024	$9.63	5.35%	1.41%	1.25% (c)	3.27%	81%	$9,619
Year Ended 3/31/2023	$9.45	(0.86% )	1.39%	1.27% (c)	2.02%	35%	$10,270
Year Ended 3/31/2022	$9.73	(2.77% )	1.46%	1.29% (c)	0.68%	96%	$13,238
Year Ended 3/31/2021	$10.08	9.06%	1.60%	1.34% (c),(d)	1.22%	173%	$16,981
Year Ended 3/31/2020	$9.35	(3.53% )	1.60%	1.38% (c),(d)	2.02%	169%	$21,157
Institutional Class
Six Months Ended 9/30/2024 (Unaudited)	$9.85	4.57%	0.57%	0.43%	4.72%	34%	$476,563
Year Ended 3/31/2024	$9.64	6.20%	0.61%	0.45% (c)	4.11%	81%	$283,667
Year Ended 3/31/2023	$9.46	(0.07% )	0.59%	0.47% (c)	2.86%	35%	$187,176
Year Ended 3/31/2022	$9.74	(1.99% )	0.59%	0.49% (c)	1.47%	96%	$198,640
Year Ended 3/31/2021	$10.09	9.95%	0.60%	0.52% (c)	2.03%	173%	$189,774
Year Ended 3/31/2020	$9.36	(2.60% )	0.60%	0.53% (c)	2.87%	169%	$167,429
Institutional 2 Class
Six Months Ended 9/30/2024 (Unaudited)	$9.83	4.50%	0.52%	0.37%	4.78%	34%	$53,464
Year Ended 3/31/2024	$9.63	6.28%	0.54%	0.37%	4.19%	81%	$33,417
Year Ended 3/31/2023	$9.45	0.01%	0.51%	0.39%	2.88%	35%	$21,879
Year Ended 3/31/2022	$9.73	(1.92% )	0.52%	0.42%	1.57%	96%	$26,761
Year Ended 3/31/2021	$10.08	10.04%	0.52%	0.44%	2.08%	173%	$11,814
Year Ended 3/31/2020	$9.35	(2.52% )	0.51%	0.44%	2.94%	169%	$22,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2024 (Unaudited)	$9.64	0.24	0.19	0.43	(0.23)	(0.23)
Year Ended 3/31/2024	$9.45	0.39	0.20	0.59	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.28	(0.28)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.09	0.16	(0.35)	(0.19)	(0.17)	(0.17)
Year Ended 3/31/2021	$9.36	0.21	0.73	0.94	(0.21)	(0.21)
Year Ended 3/31/2020	$9.96	0.30	(0.53)	(0.23)	(0.37)	(0.37)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	3/31/2021	3/31/2020
Class C	0.06%	0.15%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2024 (Unaudited)	$9.84	4.52%	0.47%	0.33%	4.80%	34%	$296,295
Year Ended 3/31/2024	$9.64	6.45%	0.48%	0.32%	4.18%	81%	$264,307
Year Ended 3/31/2023	$9.45	0.06%	0.46%	0.34%	2.93%	35%	$461,623
Year Ended 3/31/2022	$9.73	(1.97% )	0.46%	0.37%	1.60%	96%	$688,879
Year Ended 3/31/2021	$10.09	10.09%	0.47%	0.39%	2.16%	173%	$547,413
Year Ended 3/31/2020	$9.36	(2.47% )	0.46%	0.39%	3.00%	169%	$514,116
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements
September 30, 2024 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares, which commenced operations on October 2, 2024. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	718,015 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	246,014 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(991,927)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	885,295
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended September 30, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	279,106,779
Futures contracts — short	141,681,860
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2024 was 0.43% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective August 1, 2024 through July 31, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.02% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to August 1, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.

Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
For the six months ended September 30, 2024, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.01 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2024, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.55% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00 (a)	320,545
Class C	—	1.00 (b)	82

(a)
For purchases made on or after August 1, 2024, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 1, 2024, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2024 through July 31, 2025 (%)	Prior to August 1, 2024 (%)
Class A	0.71	0.71
Advisor Class	0.46	0.46
Class C	1.26	1.26
Institutional Class	0.46	0.46
Institutional 2 Class	0.37	0.37
Institutional 3 Class	0.35	0.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective August 1, 2024 through July 31, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.02% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to August 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,155,314,000	15,852,000	(10,205,000)	5,647,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
The following capital loss carryforwards, determined at March 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(12,401,041)	(30,264,220)	(42,665,261)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $596,088,114 and $325,906,992, respectively, for the six months ended September 30, 2024, of which $39,477,821 and $31,101,609, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended September 30, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,528,571	5.80	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended September 30, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of a Fund’s investments. A Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events

Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At September 30, 2024, affiliated shareholders of record owned 26.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia Short Term Bond Fund  | 2024

Notes to Financial Statements (continued)
September 30, 2024 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Short Term Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Short Term Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the

Columbia Short Term Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Short Term Bond Fund  | 2024

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Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR222_03_P01_(11/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	November 21, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	November 21, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2024